Accrued expenses and other current liabilities (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of accrued expenses and other current liabilities
	September 30, 2021	December 31, 2020
Payroll and other employee benefits	$370	$155
Professional fees	1,181	108
Research and development costs	664	—
Operating lease liabilities, current portion	2,175	209
Other accrued expenses	352	53
Total accrued expenses and other current liabilities	$4,742	$525